Deferred tax balances (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Movement in Net Deferred Tax Position

The movement for the year in the Group’s net deferred tax position is as follows:

	2018	2017	2016
	US$M	US$M	US$M
Net deferred tax asset/(liability)
At the beginning of the financial year	2,023	1,823	(1,681)
Income tax (charge)/credit recorded in the income statement (1)	(1,445)	188	3,508
Income tax credit/(charge) recorded directly in equity	17	12	(25)
Other movements	(26)	–	21

At the end of the financial year	569	2,023	1,823

(1)	Includes Discontinued operations income tax credit to the income statement of US$510 million (2017: US$219 million; 2016: US$2,990 million).

Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement

The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2018	2017	2018	2017	2018	2017	2016
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation	(2,756)	(3,454)	1,356	1,411	(752)	391	(2,282)
Exploration expenditure	492	543	–	–	51	(22)	(3)
Employee benefits	321	379	(2)	3	31	(37)	56
Closure and rehabilitation	1,627	1,809	(194)	(230)	218	(151)	36
Resource rent tax	468	559	1,328	1,614	(194)	(189)	(8)
Other provisions	141	131	(2)	(1)	(11)	14	8
Deferred income	21	(2)	–	(10)	(13)	3	(49)
Deferred charges	(374)	(443)	272	322	(119)	(77)	62
Investments, including foreign tax credits	546	1,145	691	648	615	(17)	(284)
Foreign exchange gains and losses	(120)	(87)	16	69	(20)	(77)	(310)
Tax losses	3,758	5,352	–	–	1,595	(381)	(809)
Other	(83)	(144)	7	(61)	44	355	75

Total	4,041	5,788	3,472	3,765	1,445	(188)	(3,508)

Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities

The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2018	2017
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits (1)	3,028	2,687
Investments in subsidiaries (2)	1,659	856
Deductible temporary differences relating to PRRT (3)	2,282	2,293
Mineral rights (4)	2,263	2,293
Other deductible temporary differences (5)	437	478

Total unrecognised deferred tax assets	9,669	8,607

Unrecognised deferred tax liabilities
Investments in subsidiaries (2)	2,216	2,500
Taxable temporary differences relating to unrecognised deferred tax asset for PRRT (3)	685	694

Total unrecognised deferred tax liabilities	2,901	3,194

(1)

At 30 June 2018, the Group had income and capital tax losses with a tax benefit of US$1,946 million (2017: US$1,844 million) and tax credits of US$1,082 million (2017: US$843 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised are as follows:

Year of expiry	Total
US$M
Income tax losses
Not later than one year	363
Later than one year and not later than two years	402
Later than two years and not later than five years	897
Later than five years and not later than 10 years	398
Later than 10 years and not later than 20 years	2,446
Unlimited	1,734

6,240

Capital tax losses
Not later than one year	–
Later than two years and not later than five years	144
Unlimited	3,471

Gross amount of tax losses not recognised	9,855

Tax effect of total losses not recognised	1,946

Of the US$1,082 million of tax credits, US$831 million expires not later than 10 years and US$251 million expires later than 10 years and not later than 20 years.

(2)

The Group had deferred tax assets of US$1,659 million at 30 June 2018 (2017: US$856 million) and deferred tax liabilities of US$2,216 million (2017: US$2,500 million) associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future.

(3)

The Group had US$2,282 million of unrecognised deferred tax assets relating to Australian Petroleum Resource Rent Tax (PRRT) at 30 June 2018 (2017: US$2,293 million relating to Australian PRRT), with a corresponding unrecognised deferred tax liability for income tax purposes of US$685 million (2017: US$694 million). Recognition of a deferred tax asset for PRRT depends on benefits expected to be obtained from the deduction against PRRT liabilities.

(4)

The Group had deductible temporary differences relating to mineral rights for which deferred tax assets of US$2,263 million at 30 June 2018 (2017: US$2,293 million) had not been recognised because it is not probable that future capital gains will be available, against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

(5)

The Group had deductible temporary differences for which deferred tax assets of US$437 million at 30 June 2018 (2017: US$478 million) had not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.